UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Poplar Forest Capital, LLC
Address: 70 South Lake Avenue
         Suite 930
         Pasadena, CA  91101

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Dale Harvey
Title:     Managing Member
Phone:     626-304-6060

Signature, Place, and Date of Signing:

     J. Dale Harvey     Pasadena, CA     August 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $162,491 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1254    15870 SH       SOLE                    15870
ABBOTT LABS                    COM              002824100     6676   142700 SH       SOLE                   142700
AETNA INC NEW                  COM              00817Y108     5500   208480 SH       SOLE                   208480
ALBEMARLE CORP                 COM              012653101      397    10000 SH       SOLE                    10000
AVERY DENNISON CORP            COM              053611109     5223   162570 SH       SOLE                   162570
AXIS CAPITAL HOLDINGS          SHS              G0692U109     6085   204745 SH       SOLE                   204745
BANK OF AMERICA CORPORATION    COM              060505104     5855   407453 SH       SOLE                   407453
BAXTER INTL INC                COM              071813109     5711   140525 SH       SOLE                   140525
BRISTOL MYERS SQUIBB CO        COM              110122108     4947   198350 SH       SOLE                   198350
CARNIVAL CORP                  PAIRED CTF       143658300     3637   120285 SH       SOLE                   120285
CHEVRON CORP NEW               COM              166764100      204     3003 SH       SOLE                     3003
CINTAS CORP                    COM              172908105     5408   225645 SH       SOLE                   225645
CITIGROUP INC                  COM              172967101     4273  1136349 SH       SOLE                  1136349
DINEEQUITY INC                 COM              254423106     1740    62300 SH       SOLE                    62300
DONNELLEY R R & SONS CO        COM              257867101     4837   295500 SH       SOLE                   295500
EMERSON ELEC CO                COM              291011104      977    22355 SH       SOLE                    22355
EXXON MOBIL CORP               COM              30231G102      372     6520 SH       SOLE                     6520
GENERAL ELECTRIC CO            COM              369604103     5548   384740 SH       SOLE                   384740
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      464    13656 SH       SOLE                    13656
INTERNATIONAL BUSINESS MACHS   COM              459200101     6893    55825 SH       SOLE                    55825
ISHARES TR INDEX               RUSSELL 2000     464287655      293     4800 SH       SOLE                     4800
ISHARES TR INDEX               S&P MIDCAP 400   464287507      298     4200 SH       SOLE                     4200
JOHNSON & JOHNSON              COM              478160104     1264    21394 SH       SOLE                    21394
KRAFT FOODS INC                CL A             50075N104     1632    58300 SH       SOLE                    58300
LINCOLN NATL CORP IND          COM              534187109     5307   218500 SH       SOLE                   218500
MCGRAW HILL COS INC            COM              580645109     5938   211000 SH       SOLE                   211000
MEDTRONIC INC                  COM              585055106     5421   149475 SH       SOLE                   149475
MICROSOFT CORP                 COM              594918104     5372   233460 SH       SOLE                   233460
OMNICOM GROUP INC              COM              681919106     5443   158700 SH       SOLE                   158700
ORACLE CORP                    COM              68389X105     5537   257995 SH       SOLE                   257995
PEPSICO INC                    COM              713448108      497     8160 SH       SOLE                     8160
PFIZER INC                     COM              717081103     1203    84380 SH       SOLE                    84380
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      461    10800 SH       SOLE                    10800
PROCTER & GAMBLE CO            COM              742718109     1969    32827 SH       SOLE                    32827
ROBERT HALF INTL INC           COM              770323103     5228   222000 SH       SOLE                   222000
ROSS STORES INC                COM              778296103     3848    72200 SH       SOLE                    72200
SPDR GOLD TRUST                GOLD SHS         78463V107      499     4100 SH       SOLE                     4100
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400      366     5475 SH       SOLE                     5475
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     9669    93673 SH       SOLE                    93673
SUNOCO INC                     COM              86764P109     4169   119900 SH       SOLE                   119900
SUPERVALU INC                  COM              868536103     3723   343450 SH       SOLE                   343450
TEXAS INSTRS INC               COM              882508104     1751    75200 SH       SOLE                    75200
TIME WARNER CABLE INC          COM              88732J207     5766   110706 SH       SOLE                   110706
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106     5711   225000 SH       SOLE                   225000
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      903    23540 SH       SOLE                    23540
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1011    26605 SH       SOLE                    26605
WEIGHT WATCHERS INTL INC NEW   COM              948626106     3211   125000 SH       SOLE                   125000